Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities breakdown	Financial liabilities break down as follows:

(amounts in thousands of euros)
FINANCIAL LIABILITIES	AS OF DECEMBER 31, 2025	AS OF JUNE 30, 2026
Lease liabilities	554	137
Borrowings	554	137
Royalty certificates	30,237	—
Other financial liabilities	30,237	—
Total non-current financial liabilities	30,790	137
Lease liabilities	1,302	1,075
Borrowings	1,302	1,075
Total current financial liabilities	1,302	1,075
Total financial liabilities	32,093	1,212

Disclosure of variation in lease liabilities	The variations in lease liabilities are set forth below:

(amounts in thousands of euros)	LEASE LIABILITY
AS OF DECEMBER 31, 2024	2,363
(+) Increase	—
(-) Decrease	(486)
AS OF JUNE 30, 2025	1,876

AS OF DECEMBER 31, 2025	1,856
(+) Increase	—
(-) Decrease	(644)
AS OF JUNE 30, 2026	1,212

Disclosure of reconciliation of liabilities arising from financing activities	Changes in financial liabilities, excluding derivative instruments, are presented below as of June 30, 2025 and 2026:

(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)	Kreos/Claret convertible notes (OCABSA)	Kreos & Claret bond loans	Heights convertible notes	PGE	Lease liabilities	Royalty certificates	Total
AS OF DECEMBER 31, 2024	23,370	46,401	21,574	2,488	2,363	13,023	109,218
Repayments	—	(9,140)	(2,188)	(1,250)	(454)	—	(13,032)
Interest paid	(1,125)	(1,974)	(689)	(43)	(36)	—	(3,868)
Non-cash changes: (gain)/loss on recognition or derecognition	—	—	(295)	—	—	—	(295)
Non-cash changes: interest expense and other	2,048	4,136	680	44	36	1,112	8,056
Non-cash changes: other fair value remeasurement	—	—	(1,339)	—	—	—	(1,339)
Non cash changes : Effect of the change in foreign currency exchange rates	—	—	—	—	(32)	—	(32)
AS OF JUNE 30, 2025	24,293	39,423	17,743	1,238	1,876	14,135	98,709
AS OF DECEMBER 31, 2025	—	—	—	—	1,856	30,237	32,093
Repayments	—	—	—	—	(648)	—	(648)
Interest paid	—	—	—	—	(24)	—	(24)
Repurchase settled in cash	—	—	—	—	—	(38,233)	(38,233)
Non cash changes: repurchase settled in shares	—	—	—	—	—	(38,455)	(38,455)
Non-cash changes: (gain)/loss on recognition or derecognition	—	—	—	—	—	43,205	43,205
Non-cash changes: interest expense and other	—	—	—	—	24	3,246	3,270
Non cash changes : Effect of the change in foreign currency exchange rates	—	—	—	—	4	—	4
AS OF JUNE 30, 2026	—	—	—	—	1,212	—	1,212

Disclosure of changes in derivative instruments	Changes in derivative instruments are presented below:

(amounts in thousands of euros)	Kreos/Claret BSA	Kreos/Claret Minimal Return Indemnifications	Total
DERIVATIVE FINANCIAL INSTRUMENTS
AS OF DECEMBER 31, 2024	1,166	3,620	4,786
(+) Increase in fair value	391	91	482
(-) Decrease in fair value	—	(72)	(72)
AS OF JUNE 30, 2025	1,557	3,639	5,196

AS OF DECEMBER 31, 2025	—	—	—
AS OF JUNE 30, 2026	—	—	—

Disclosure of remaining contractual maturities of non-derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities as of December 31, 2025 and June 30, 2026. The amounts are gross and undiscounted, and include contractual interest payments.

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
Royalty certificates (1)	30,237	—	—	—	—	—
Lease liabilities	1,856	1,906	1,340	450	116	—
Total financial liabilities	32,093	1,906	1,340	450	116	—

(amounts in thousands of euros)	AS OF JUNE 30, 2026
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
Lease liabilities	1,212	1,238	1,096	51	91	—
Total financial liabilities	1,212	1,238	1,096	51	91	—
(1) The contractual cash flows as of December 31, 2025 above did not include potential future royalty payments related to the royalty certificates, amounting to 2% of the future net sales of obefazimod (worldwide and for all indications). The amount of royalties that may be paid under the royalty certificates were capped at €172.1 million in the aggregate. The royalty certificates were repurchased by the Group on May 7, 2026 and subsequently cancelled (see Note 3.3 and 15. 5).

Disclosure of remaining contractual maturities of derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities as of December 31, 2025 and June 30, 2026. The amounts are gross and undiscounted, and include contractual interest payments.

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
Royalty certificates (1)	30,237	—	—	—	—	—
Lease liabilities	1,856	1,906	1,340	450	116	—
Total financial liabilities	32,093	1,906	1,340	450	116	—

(amounts in thousands of euros)	AS OF JUNE 30, 2026
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
Lease liabilities	1,212	1,238	1,096	51	91	—
Total financial liabilities	1,212	1,238	1,096	51	91	—
(1) The contractual cash flows as of December 31, 2025 above did not include potential future royalty payments related to the royalty certificates, amounting to 2% of the future net sales of obefazimod (worldwide and for all indications). The amount of royalties that may be paid under the royalty certificates were capped at €172.1 million in the aggregate. The royalty certificates were repurchased by the Group on May 7, 2026 and subsequently cancelled (see Note 3.3 and 15. 5).